Employee Benefits (Details 2)	Dec. 31, 2017	Dec. 31, 2016
Bottom of range [member]
Disclosure of principal actuarial assumptions [Line Items]
Discount rate	0.21%	0.33%
Rate of increase in future salary	0.77%	1.19%
Top of range [member]
Disclosure of principal actuarial assumptions [Line Items]
Discount rate	1.60%	1.80%
Rate of increase in future salary	4.49%	3.79%